Advances for Vessels Acquisitions and Other Vessels' Costs (Tables)	12 Months Ended
Dec. 31, 2019
Advances for Property Plant and Equipment [Table Text Block]
	December 31, 2019	December 31, 2018
Advances for vessel acquisitions	$11,000	$-
Capitalized costs	17	-
Total	$11,017	$-